Loans Receivable, Net - Schedule of Loan Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Loan Receivables [Abstract]
Loans receivable	¥ 393,474		¥ 589,309
Less: allowance for doubtful accounts	(386,510)		(575,884)
Total	¥ 6,964	$ 954	¥ 13,425